Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,511	$ 2,512	$ 2,529
Service revenue (includes amortization of upfront license fees)
Disaggregation of Revenue [Line Items]
Total revenue	2,360	2,363	2,358
Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Total revenue	2,530	2,506	2,504
Upfront license fee amortization
Disaggregation of Revenue [Line Items]
Total revenue	(223)	(198)	(199)
Operating and facilities management contracts (includes amortization of upfront license fees)
Disaggregation of Revenue [Line Items]
Total revenue	2,307	2,307	2,305
Systems, software, and other
Disaggregation of Revenue [Line Items]
Total revenue	54	55	54
Product sales
Disaggregation of Revenue [Line Items]
Total revenue	$ 151	$ 149	$ 171